Going Concern (Details) - USD ($)	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Going Concern (Textual)
Accumulated deficit	$ 507,846	$ 320,552
Stockholders' Deficit	$ (203,694)	$ (44,391)	$ (47,414)